Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
IPO [Member]
Sale of stock, number of shares issued in transaction		5,400,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	0	300,000	0
Common stock, shares outstanding	0	300,000	0
Temporary Equity, Par or Stated Value Per Share	$ 0	$ 10.23	$ 0
Shares subject to possible redemption		41,400,000	0
Temporary Equity, Par or Stated Value Per Share	0	$ 10.23	$ 0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	10,350,000	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000
Common Class B [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction	1,350,000
Sale of stock, price per share				$ 0.0001
Founder Shares [Member]
Common stock, shares issued	10,350,000	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000
ColdQuanta, Inc. dba Infleqtion [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	573,000,000	573,000,000	573,000,000
Common stock, shares issued	45,512,715	50,227,011	45,512,715
Common stock, shares outstanding	45,512,715	50,227,011	45,512,715
ColdQuanta, Inc. dba Infleqtion [Member] | Series Seed Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
ColdQuanta, Inc. dba Infleqtion [Member] | Series Seed II Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
ColdQuanta, Inc. dba Infleqtion [Member] | Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
ColdQuanta, Inc. dba Infleqtion [Member] | Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
ColdQuanta, Inc. dba Infleqtion [Member] | Series B1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
ColdQuanta, Inc. dba Infleqtion [Member] | Series C Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
ColdQuanta, Inc. dba Infleqtion [Member] | Series C1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001